Changes in Accounting Policies - Determination of Lease Term Considering Economic Penalty	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Changes in Accounting Policies - Determination of Lease Term Considering Economic Penalty
41.	Changes in Accounting Policies – Determination of Lease Term Considering Economic Penalt y
From January 1, 2020, the Group has changed its accounting policy by adopting accounting treatments in accordance with agenda decisions for ‘Lease Term and Useful Life of Leasehold Improvements’ issued by IFRS Interpretations Committee on December 16, 2019. The Group determines the lease term as the non-cancellable
period of a lease, together with both (a) periods covered by an option to extend the lease if the lessee is reasonably certain to exercise that option; and (b) periods covered by an option to terminate the lease if the lessee is reasonably certain not to exercise that option. When the lessee and the lessor each has the right to terminate the lease without permission from the other party, the Group should consider a termination penalty in determining the period for which the contract is enforceable. The changes in accounting policy have been adopted retrospectively in accordance with IAS 8
Accounting Policies, Changes in Accounting Estimates and Errors
, and comparatives for the 2019 financial year have been adjusted.
In relation to the changes in accounting policy, the adjusted amounts recognized in each line item in the consolidated financial statements are as follows:
Consolidated Statements of Financial Position

	December 31, 2019						December 31, 2020
(In millions of Korean won)	Previously reported amount		Adjustment		Adjusted amount		Amount based on previous policy		Adjustment		Amount based on changed policy
Current assets
Prepaid expenses	￦	76,036	￦	(1,026)	￦	75,010	￦	61,930	￦	(2,119)	￦	59,811
Non-current assets
Right-of-use assets		788,497		479,832		1,268,329		585,034		632,145		1,217,179

Current liabilities
Lease liabilities	￦	355,833	￦	36,600	￦	392,433	￦	281,961	￦	63,263	￦	345,224
Non-current liabilities
Lease liabilities		373,307		445,612		818,919		231,884		566,532		798,416

Total liabilities	￦	729,140	￦	482,212	￦	1,211,352	￦	513,845	￦	629,795	￦	1,143,640

Net assets
Retained earnings	￦	11,594,322	￦	(3,406)	￦	11,590,916	￦	12,155,188	￦	232	￦	12,155,420

Total equity	￦	11,594,322	￦	(3,406)	￦	11,590,916	￦	12,155,188	￦	232	￦	12,155,420

Consolidated Statements of Operations

	2019						2020
(In millions of Korean won)	Previously reported amount		Adjustment		Adjusted amount		Amount based on previous policy		Adjustment		Amount based on changed policy
Operating revenue	￦	24,899,189	￦	—	￦	24,899,189	￦	24,434,851	￦	5,796	￦	24,440,647
Operating expenses		23,879,015		(6,796)		23,872,219		23,425,377		(7,063)		23,418,314
Finance income		424,395		—		424,395		498,614		—		498,614
Finance costs		421,931		10,202		432,133		498,161		9,222		507,383
Income tax expense		320,060		—		320,060		285,349		—		285,349
Profit for the year		699,274		(3,406)		695,868		742,619		3,637		746,256
Basic earnings per share		2,648		(14)		2,634		2,843		15		2,858
Diluted earnings per share		2,646		(14)		2,632		2,840		18		2,858
With the initial adoption of IFRS
16
Lease
,
right-of-use
assets and lease liabilities increased by
￦
899,783
 million and
￦
643,375
 million, respectively, as at January
1
,
2019
. In consideration of the economic penalties to be incurred from the contractual obligations, changes in accounting policy in relation to lease term resulted in an additional increase to the beginning balance of right-of-use
assets and lease liabilities, by the amount of
￦
128,035
 million and
￦
128,035
 million, respectively, for the year as at January
1
,
2019
(Note
33)
.